Social Security and Other Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Social Security and Other Taxes
Social Security and Other Taxes

	December 31,	December 31,
	2019	2018
	(€ in thousands)
Value added tax	557	311
Wage tax	293	932
	850	1,243